Revenue from Contracts with Customers - Disaggregation of Revenue (FY) (Details) - USD ($) $ in Thousands	3 Months Ended					6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023		Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total net revenues	$ 46,552	$ 46,687	[1]	$ 48,423	$ 46,416	$ 94,839	$ 136,844	$ 141,526	[1]	$ 187,993	$ 215,531	$ 193,146
Cost of revenues (exclusive of depreciation and amortization shown separately below)	2,182	3,015	[1]				6,729	9,748	[1]	12,527	15,407	7,938
Featured and deal listings
Disaggregation of Revenue [Line Items]
Total net revenues	29,233	31,907					85,814	96,782		126,546	149,621	138,480
Weedmaps for Business
Disaggregation of Revenue [Line Items]
Total net revenues	13,583	10,877					40,285	33,847		46,730	50,662	42,611
Subtotal
Disaggregation of Revenue [Line Items]
Total net revenues	42,816	42,784					126,099	130,629		173,276	200,283	181,091
Other ad solutions
Disaggregation of Revenue [Line Items]
Total net revenues	3,736	3,903					10,745	10,897		14,717	15,248	12,055
Sales Discount
Disaggregation of Revenue [Line Items]
Cost of revenues (exclusive of depreciation and amortization shown separately below)	$ 100	$ 800					$ 600	$ 3,000		$ 4,200	$ 4,500	$ 2,600

[1]	For the three and nine months ended September 30, 2023, net revenues and general and administrative expenses have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.